Financial Instruments and Risk Management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	£ 14,123	£ 12,549	£ 14,583
Interest on loans and other borrowings £m	152	164	178
Trade and other payables £m	4,939	5,259	5,301
Provisions £m	300	292	296
Total £m	19,514	18,264	20,358
Gross Carrying Amount [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	14,050	12,399	14,404
Interest on loans and other borrowings £m	4,647	4,658	4,819
Trade and other payables £m	4,939	5,259	5,301
Provisions £m	372	469	462
Total £m	24,008	22,785	24,986
Gross Carrying Amount [Member] | 2018 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	2,120	2,468	3,558
Interest on loans and other borrowings £m	452	507	491
Trade and other payables £m	4,939	5,259	5,301
Provisions £m	54	62	50
Total £m	7,565	8,296	9,400
Gross Carrying Amount [Member] | 2018 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	1,192	1,614	1,632
Interest on loans and other borrowings £m	404	415	435
Provisions £m	34	41	30
Total £m	1,630	2,070	2,097
Gross Carrying Amount [Member] | 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	1,332	1,166	1,488
Interest on loans and other borrowings £m	365	364	357
Provisions £m	25	21	25
Total £m	1,722	1,551	1,870
Gross Carrying Amount [Member] | 2020 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	18	1,295	1,103
Interest on loans and other borrowings £m	357	327	343
Provisions £m	43	18	15
Total £m	418	1,640	1,461
Gross Carrying Amount [Member] | 2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	1,489	12	1,199
Interest on loans and other borrowings £m	355	319	308
Provisions £m	19	17	16
Total £m	1,863	348	1,523
Gross Carrying Amount [Member] | 2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	7,899	5,844	5,424
Interest on loans and other borrowings £m	2,714	2,726	2,885
Provisions £m	197	310	326
Total £m	10,810	8,880	8,635
Interest Payments Not Yet Accrued
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest on loans and other borrowings £m	(4,495)	(4,494)	(4,641)
Total £m	(4,495)	(4,494)	(4,641)
Fair Value Adjustments
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	73	150	179
Total £m	73	150	179
Impact Of Discounting
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Provisions £m	(72)	(177)	(166)
Total £m	£ (72)	£ (177)	£ (166)